Revenue - Summary of Revenue by Geographic Location (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 7,275,000	$ 4,867,000	$ 13,537,000	$ 8,663,000	$ 20,012,064	$ 13,966,251
Americas [Member]
Disaggregation of Revenue [Line Items]
Revenues	6,786,000	4,669,000	12,825	8,170	18,947,044	12,946,158
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenues	383,000	67,000	553	138	499,294	476,087
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 106,000	$ 131,000	$ 159	$ 355	$ 565,726	$ 544,006